Acquired and library content	12 Months Ended
Jun. 30, 2019
Intangible Assets [Abstract]
Acquired and library content
Acquired and library content

	June 30, 2019	June 30, 2018
	$	$

Net opening acquired and library content	147,088	155,940
Additions	—	8,406
Write-down of acquired and library content	(12,928)	(3,402)
Amortization	(14,431)	(15,916)
Foreign exchange	(1,482)	2,060

	118,247	147,088

During the year ended June 30, 2019, the Company recorded $12,928 in the write-down of certain acquired and library content (2018 - $3,402). The Company assesses its acquired and library content titles for indicators of impairment based on current revenue performance. For titles with an indicator of impairment, recoverable amount is calculated using the value-in-use model and discounting the forecasted future cash flows based on revenue by territory and when rights revert back to the Company. Due to weaker than expected revenue performance and management's outlook for certain titles in the Company's acquired library, it was determined that the carrying amount exceeded the recoverable amount for certain titles and an impairment charge was required.
Intangible assets

	Broadcast licenses (4)	Broadcaster relationships	Customer relationships and representation agreements	Brands (1)	Production and distribution rights (2)	Other (3)	Total
	$	$	$	$	$	$	$
For the year ended June 30, 2018
Opening net book value	67,800	531	18,680	444,581	22,953	863	555,408
Additions	—	—	—	—	—	1,074	1,074
Amortization	—	(299)	(2,792)	(8,899)	(2,458)	(898)	(15,346)
Impairment	—	—	—	(1,059)	—	—	(1,059)
Foreign exchange differences	—	—	89	6,091	674	66	6,920

Net book value	67,800	232	15,977	440,714	21,169	1,105	546,997

At June 30, 2018

Cost	67,800	7,362	27,920	457,201	30,946	8,401	599,630
Accumulated amortization and impairment	—	(7,174)	(12,472)	(22,817)	(6,009)	(7,362)	(55,834)
Foreign exchange differences	—	44	529	6,330	(3,768)	66	3,201

Net book value	67,800	232	15,977	440,714	21,169	1,105	546,997

For the year ended June 30, 2019
Opening net book value	67,800	232	15,977	440,714	21,169	1,105	546,997
Additions	—	—	—	260	—	81	341
Acquisitions (note 5)	—	—	3,918	—	—	—	3,918
Impairment	—	—	—	(67,726)	—	—	(67,726)
Amortization	—	(21)	(2,887)	(8,100)	(2,354)	(958)	(14,320)
Foreign exchange differences	—	—	(407)	(2,055)	(894)	(22)	(3,378)

Net book value	67,800	211	16,601	363,093	17,921	206	465,832

At June 30, 2019

Cost	67,800	7,362	31,838	389,735	30,946	8,482	536,163
Accumulated amortization and impairment	—	(7,195)	(15,359)	(30,917)	(8,363)	(8,320)	(70,154)
Foreign exchange differences	—	44	122	4,275	(4,662)	44	(177)

Net book value	67,800	211	16,601	363,093	17,921	206	465,832

(1) Included in Brands are $348,246 of indefinite life intangibles (2018 - $350,419).
(2) Productions and distribution rights represent rights acquired by the Company to produce and/or distribute television content where the Company does not own the underlying intellectual properties.
(3) Comprised of production backlog, non-compete contracts and production software.
(4) All broadcast licenses relate to the operations of DHX Television.